Subsequent Events	3 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 6   Subsequent Events

On November 28, 2013, the Company issued 39,550,000 shares of common stock to investors for $22,600.

On January 22, 2014, the Company effected a forward stock split of its common shares at a ratio of 35 for 1 and to authorize 200,000,000 shares of common stock, $0.001 par value per share. There were 4,840,000 common shares before the split and there were 169,400,000 common shares after the split. The stock split is presented retroactively throughout the financial statements and footnotes.

Note 5 Subsequent Events

On January 22, 2014, the Company effected a forward stock split of its common shares at a ratio of 35 for 1 and to authorize 200,000,000 shares of common stock, $0.001 par value per share. There were 4,840,000 common shares before the split and there were 169,400,000 common shares after the split. The stock split is presented retroactively throughout the financial statements and footnotes.